Accrued Operating Expenses and Other Payables - Summary of Trade Payables and Accrued Operating Expenses (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Payables And Accrued Operating Expenses [Abstract]
Deferred income	$ 2,704	$ 2,375
Accrued operating expenses	39,373	39,063
Others	3,689	2,931
Trade payable and other accrued operating expenses	$ 45,766	$ 44,369